Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Share Option Plan

A summary of the status of options under the Company’s share option plans as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

	For the year ended December 31, 2025
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	14,449,650	$4.62	$2,964	6.92
Granted	2,714,633	$3.08
Exercised	(176,496)	$1.54	$603
Forfeited	(240,836)	$3.81

Outstanding at end of period	16,746,951	$4.41	$22,630	6.46

Exercisable options	12,333,008	$4.79	$14,907	5.71

Schedule of RSUs Under the Plan

A summary of the status of RSUs under the Plan as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

	Number of RSUs	Weighted-average grant date fair value per share

Nonvested at beginning of year	857,899	$4.24
Granted	775,706	$2.89
Vested	(861,192)	$3.97
Forfeited	(24,907)	$4.58

Nonvested at end of year	747,506	$3.16

Schedule of Total Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2023, 2024 and 2025, was comprised as follows:

	Year ended December 31,
	2023	2024	2025

Research and development	$5,073	$6,454	$6,464
Marketing expenses	474	753	859
General and administrative	2,379	2,709	3,294

Total share-based compensation expense	$7,926	$9,916	$10,617